Goodwill and other Intangibles Assets, Net Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2017				2016
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Performance Additives	$138	$—	$(6)	$132	$137	$—	$(8)	$129
Formulated and Basic Silicones	68	—	(3)	65	68	—	(4)	64
Quartz Technologies	19	—	—	19	19	—	(1)	18
Total	$225	$—	$(9)	$216	$224	$—	$(13)	$211
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2017 and 2016 are as follows:

	Performance Additives	Formulated and Basic Silicones	Quartz Technologies	Total
Balance as of December 31, 2015	$129	$64	$18	$211
Foreign currency translation	—	—	—	—
Balance as of December 31, 2016	$129	$64	$18	$211
Acquisitions	1	—	—	1
Foreign currency translation	2	1	1	4
Balance as of December 31, 2017	$132	$65	$19	$216

The Company’s finite and indefinite lived intangible assets consist of the following as of December 31:

	2017				2016
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(63)	$160	$223	$—	$(49)	$174
Trademarks	60	—	(23)	37	60	—	(19)	41
Technology	105	—	(37)	68	105	—	(29)	76
Patents and other	43	(4)	(4)	35	41	(4)	(5)	32
Total	$431	$(4)	$(127)	$300	$429	$(4)	$(102)	$323

Schedule of Expected Amortization Expense [Table Text Block]	Estimated annual intangible amortization expense for 2018 through 2022 is as follows:

2018	$38
2019	38
2020	38
2021	32
2022	32